Land Use Rights, Net	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Land Use Rights, Net

7. LAND USE RIGHTS, NET

For the year ended December 31,
(RMB in thousands)
Gross carrying amount	1,032,000
Accumulated amortization	(31,533)
Impairment	—
Net carrying amount	1,000,467

Land use rights represent the land rights acquired for the purpose of constructing offices. In 2020, the Group obtained the land use rights from local authorities with a cash consideration of RMB1.0 billion, which is being amortized on a straight-line basis over the term of the land use right period, approximately 30 years. The Group has made the first installment payment of RMB516.0 million in February 2020, and the second installment payment of RMB516.0 million in February 2021. Amortization expense related to land use rights for the year ended December 31, 2020 was RMB31.5 million.

As of December 31, 2020, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,
(RMB in thousands)
2021	34,400
2022	34,400
2023	34,400
2024	34,400
2025	34,400
Thereafter	828,467
Total expected amortization expenses	1,000,467